Net sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods	$ 637,619	$ 821,930	$ 1,106,329
Revenue from rendering of services	20,285	23,661	24,001
Gold	229,590	254,194	411,877
Silver	230,498	298,171	362,122
Copper	181,311	238,304	274,761
Zinc	120,546	149,317	164,666
Lead	48,426	89,141	85,555
Manganese sulfate	4,051	6,046	6,655
Revenue from sale of goods before commercial deductions	814,422	1,035,173	1,305,636
Commercial deductions	(179,748)	(220,306)	(192,684)
Royalty income	18,638	22,297	20,385
Revenue from contracts with customers	673,597	860,825	1,157,338
Revenue	676,542	867,888	1,150,715
Contracts with customers for sale of goods	634,674	814,867	1,112,952
Hedge Operations	(6,464)	4,322	(1,398)
Fair Value of accounts receivables.	5,154	2,347	(6,013)
Adjustments to prior period liquidations	4,255	394	788
Peru [Member]
Disclosure of Sales of goods [Line Items]
Revenue from rendering of services	20,173	23,501	23,712
Royalty income	18,638	22,297	20,385
Revenue from contracts with customers		22,297
Contracts with customers for sale of goods	389,854	476,978	521,017
America
Disclosure of Sales of goods [Line Items]
Revenue from rendering of services	92	130	289
Contracts with customers for sale of goods	163,500	171,769	370,624
Asia [Member]
Disclosure of Sales of goods [Line Items]
Contracts with customers for sale of goods	39,110	105,645	120,519
Europe [Member]
Disclosure of Sales of goods [Line Items]
Revenue from rendering of services	20	30
Contracts with customers for sale of goods	$ 42,210	$ 60,475	$ 100,792